Trade payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade payables
Summary of trade payables

Trade payables	December 31,
in €‘000	2021	2022
License fee payables for capitalized sports data rights – non-current	316,576	264,529
Other trade payables – non-current	3,852	5,388
Trade payables non-current	320,428	269,917
License fee payables for capitalized sports data rights – current	124,789	148,638
Other trade payables and accrued expenses – current	25,223	56,356
Trade payables current	150,012	204,994
Total	470,440	474,911